Interest-Bearing Borrowings (Details) - Schedule of Bridge Loan - Derivative Component	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Bridge Loan - Derivative Component [Abstract]
Opening balance	$ 1,551,677
On initial recognition	842,181
Change in fair value	835,433
Exercised during the year	(3,229,291)
Ending balance